Segment Reporting and Business Concentrations (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017 USD ($) segment	Jun. 30, 2016 USD ($) segment	Jun. 30, 2017 USD ($) segment region	Jun. 30, 2016 USD ($) segment	Dec. 31, 2016 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | segment	1	1	1	1
Number of geographic regions | region			3
Revenue from external customers	$ 212,126	$ 180,807	$ 417,479	$ 355,060
Property, plant and equipment, net	65,659		65,659		$ 63,626
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	196,735	166,931	386,765	328,181
Property, plant and equipment, net	64,821		64,821		62,781
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	15,391	$ 13,876	30,714	$ 26,879
Property, plant and equipment, net	$ 838		$ 838		$ 845